Warrants to Purchase Common Stock - Schedule of Assumptions in Revaluation of Outstanding Warrants (Detail)	0 Months Ended		12 Months Ended
	Aug. 12, 2014	Jun. 11, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Dividend yield			0.00%	0.00%
Expected volatility			50.00%	80.00%
Expected term (years)			6 years 3 months
Warrant [Member]
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.025%	2.50%	2.17%	1.18%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	50.00%	80.00%
Expected term (years)	3 years 6 months	10 years	9 years 5 months 9 days	3 years 9 months 29 days